Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Summary of Depreciation Calculated on Straight-line Basis Over Estimated Useful Lives of Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Freehold land	Not depreciated
Buildings	2% to 2.6%
Machinery and equipment	10% to 25%
Computer and office equipment	20% to 33.3%
Transportation equipment	10%

Summary of Intangible Assets Amortised	Intangible assets are amortized on the straight-line basis over the following useful economic lives:

Software	3-10 years

Summary of Estimated Useful Lives of Right-of-Use Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Leasehold land	50 years
Buildings	2 to 10 years